UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  June 30, 2011


Check here if Amendment            [_];  Amendment Number: ______

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Addison Clark Fund, L.P.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number:  028-10545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Terence M. Hogan
Title:     Managing Member of General Partner
Phone:     (203) 222-4000


Signature, Place, and Date of Signing:

  /s/ Terence M. Hogan         Westport, Connecticut          August 15, 2011
------------------------     -------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ---------------------------------
      028-10375                Addison Clark Management, L.L.C.





SK 03669 0005 1216338